Discontinued operations (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Floor price equivalent percent discount				10.00%
Revenues		$ 29,446	$ 28,945	$ 26,134
Operating results of the discontinued businesses
Income tax		5	1	(322)
Income (loss) from discontinued operations, net of tax		(43)	(80)	4,860
Income from discontinued operations, net of tax, attributable to parent		(42)	(79)	4,852
Current assets held for sale and in discontinued operations
Current assets held for sale and in discontinued operations		96	136
Current liabilities held for sale and in discontinued operations
Current liabilities held for sale and in discontinued operations		132	381
Non-current liabilities held for sale and in discontinued operations
Non-current liabilities held for sale and in discontinued operations		20	$ 43
Power Grids business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest percent	19.90%		19.90%
Power Grids business [Member]
Current assets held for sale and in discontinued operations
Receivables, net		92	$ 131
Other current assets		4	5
Current assets held for sale and in discontinued operations		96	136
Current liabilities held for sale and in discontinued operations
Accounts payable, trade		44	71
Other liabilities		88	310
Current liabilities held for sale and in discontinued operations		132	381
Non-current liabilities held for sale and in discontinued operations
Other non-current liabilities		20	43
Non-current liabilities held for sale and in discontinued operations		20	43
Held for sale and discontinued operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues				108
Held for sale and discontinued operations [Member] | Power Grids business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestment percentage	80.10%
Divestment value	$ 9,241
Combined fair value of the retained investment and the related put option	1,779
Liability in discontinued operations for estimated payments for various contractual items	$ 487	$ 53
Cumulative translation loss relating to sale of business				420
DiscontinuedOperationTaxEffectOfIncomeLossFromDisposalOfDiscontinuedOperation				262
Fair value of the right granted for use of brand				$ 258
Transition services agreements, term		3 years
Right granted for use of brand, term				8 years
Income from transition services agreements		$ 162	173	$ 91
Net interest and other finance expense recorded on allocated basis				20
Operating results of the discontinued businesses
Total revenues		0	0	4,008
Total cost of sales		0	0	(3,058)
Gross profit		0	0	950
Expenses		(38)	(18)	(808)
Change to net gain recognized on sale of business		(10)	(65)	5,141
Income (loss) from operations		(48)	(83)	5,282
Net interest income (expense) and other finance expense		0	2	(5)
Non-operational pension (cost) credit		0	0	(94)
Income (loss) from discontinued operations before taxes		(48)	(81)	5,182
Income tax		5	1	(322)
Income (loss) from discontinued operations, net of tax		(43)	(80)	4,860
Income from discontinued operations, net of tax, attributable to parent		(47)	(80)	5,170
Amount paid to reduce liability		102	364	33
Non-current liabilities held for sale and in discontinued operations
Gain on disposal adjustments		$ 10	$ 65
Held for sale and discontinued operations [Member] | Power Grids business [Member] | Corporate and Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Allocated overhead and other management costs reclassified to another segment				$ 40